Warrants Liability (Details) - Warranty Liability [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Share Price	$ 4.00	$ 59.80
Exercise price	$ 276.90	$ 276.90
Risk free interest rate	2.94%	3.91%
Expected life (years)	25 days	1 year 7 months 6 days
Expected volatility	136.00%	66.00%
Expected dividend yield	0.00%	0.00%